                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2011
                                       TO
              PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class VA, XC, L, L-4 Year and C variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1. HIGHLIGHTS

In "HIGHLIGHTS" section of the prospectus, replace the "Non-Natural Persons As Owners" paragraph with the following:

     NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a nonnatural person is the owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.

     NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a beneficiary under the contract will generally eliminate the beneficiary's ability to stretch the contract or a spousal beneficiary's ability to continue the contract and the living and/or death benefits.

                                                                  SUPP-MOCAMS511

2. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "Met Investors Series Trust (Class B)" through "Met Investors Series Trust - MetLife Asset Allocation Program (Class B)" with the following:

     MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

     Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

          American Funds(R) Bond Portfolio (Class C)
          American Funds(R) Growth Portfolio (Class C)
          American Funds(R) International Portfolio (Class C)
          BlackRock High Yield Portfolio
          Clarion Global Real Estate Portfolio
          Goldman Sachs Mid Cap Value Portfolio
          Harris Oakmark International Portfolio
          Invesco Small Cap Growth Portfolio
          Janus Forty Portfolio
          Lazard Mid Cap Portfolio
          Legg Mason ClearBridge Aggressive Growth Portfolio
          Loomis Sayles Global Markets Portfolio
          Lord Abbett Bond Debenture Portfolio
          Lord Abbett Mid Cap Value Portfolio
          Met/Eaton Vance Floating Rate Portfolio
          Met/Franklin Low Duration Total Return Portfolio
          Met/Franklin Mutual Shares Portfolio
          MFS(R) Emerging Markets Equity Portfolio
          MFS(R) Research International Portfolio
          PIMCO Inflation Protected Bond Portfolio
          PIMCO Total Return Portfolio
          Pioneer Fund Portfolio
          Pioneer Strategic Income Portfolio (Class E)
          Rainier Large Cap Equity Portfolio
          RCM Technology Portfolio
          T. Rowe Price Large Cap Value Portfolio
               (formerly Lord Abbett Growth and Income Portfolio)
          T. Rowe Price Mid Cap Growth Portfolio
          Third Avenue Small Cap Value Portfolio
          Turner Mid Cap Growth Portfolio
          Van Kampen Comstock Portfolio

     METROPOLITAN SERIES FUND, INC.

     Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          Barclays Capital Aggregate Bond Index Portfolio (Class G) BlackRock Money Market Portfolio (Class B)
          Davis Venture Value Portfolio (Class E)
          Jennison Growth Portfolio (Class B)
          Met/Artisan Mid Cap Value Portfolio (Class B)
          Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
          MetLife Stock Index Portfolio (Class B)
          Morgan Stanley EAFE(R) Index Portfolio (Class G)
          Russell 2000(R) Index Portfolio (Class G)
          Western Asset Management U.S. Government Portfolio (Class B)

     MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

          MetLife Defensive Strategy Portfolio
          MetLife Moderate Strategy Portfolio
          MetLife Balanced Strategy Portfolio
          MetLife Growth Strategy Portfolio
          MetLife Aggressive Strategy Portfolio

     MET INVESTORS SERIES TRUST - AMERICAN FUNDS(R) ASSET ALLOCATION PORTFOLIOS (CLASS C)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:

          American Funds(R) Moderate Allocation Portfolio
          American Funds(R) Balanced Allocation Portfolio
          American Funds(R) Growth Allocation Portfolio

     MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:

          Met/Franklin Templeton Founding Strategy Portfolio

     MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

          SSgA Growth and Income ETF Portfolio
          SSgA Growth ETF Portfolio

In the "Dollar Cost Averaging Programs" section, add the following to the end of the second paragraph:

     We will terminate your participation in a dollar cost averaging program when we receive notification of your death in good order.

In the "Automatic Rebalancing Program" section, add the following to the end of the fourth paragraph:

     We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death in good order.

3. EXPENSES

In the Class VA, XC, L, and L-4 Year prospectuses, in the "EXPENSES" section, under "Withdrawal Charge," add the following as the last sentence before the "Free Withdrawal Amount" heading:

     A withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

Replace the last two paragraphs under the "Free Withdrawal Amount" heading with the following:

     We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.

     NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.

4. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under the "Annuity Options" heading, add the following as the third-to-last paragraph:

     Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor annuity options (or income types) and may also prohibit payments for as long as the owner's life in certain circumstances.

5. ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section, under the "Systematic Withdrawal Program" heading, add the following as the second paragraph:

     We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death in good order.

6. DEATH BENEFIT

In the "DEATH BENEFIT" section, under the "Upon Your Death" heading, add the following as the last paragraph:

     If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.

7. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, under the "Annuity Payments" heading, add the following as the last paragraph:

     Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

8. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

9. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                   Telephone: 800-343-8496
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                         NET
                                                                    ACQUIRED    TOTAL    CONTRACTUAL    TOTAL
                                                                      FUND      ANNUAL     EXPENSE      ANNUAL
                               MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                  FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                               ----------  -------------  --------  --------  ---------  -----------  ---------
MET INVESTORS SERIES TRUST
   American Funds(R) Bond
      Portfolio                   0.00%        0.55%        0.10%     0.38%     1.03%       0.00%       1.03%
   American Funds(R) Growth
      Portfolio                   0.00%        0.55%        0.04%     0.34%     0.93%       0.00%       0.93%
   American Funds(R)
      International Portfolio     0.00%        0.55%        0.10%     0.53%     1.18%       0.00%       1.18%
   BlackRock High Yield
      Portfolio                   0.60%        0.25%        0.05%     0.00%     0.90%       0.00%       0.90%
   Clarion Global Real Estate
      Portfolio                   0.62%        0.25%        0.07%     0.00%     0.94%       0.00%       0.94%
   Goldman Sachs Mid Cap
      Value Portfolio             0.72%        0.25%        0.05%     0.00%     1.02%       0.00%       1.02%
   Harris Oakmark
      International Portfolio     0.78%        0.25%        0.07%     0.00%     1.10%       0.01%       1.09%
   Invesco Small Cap Growth
      Portfolio                   0.85%        0.25%        0.04%     0.00%     1.14%       0.02%       1.12%
   Janus Forty Portfolio          0.63%        0.25%        0.04%     0.00%     0.92%       0.00%       0.92%
   Lazard Mid Cap Portfolio       0.69%        0.25%        0.04%     0.00%     0.98%       0.00%       0.98%
   Legg Mason ClearBridge
      Aggressive Growth
      Portfolio                   0.64%        0.25%        0.04%     0.00%     0.93%       0.00%       0.93%
   Loomis Sayles Global
      Markets Portfolio           0.69%        0.25%        0.10%     0.00%     1.04%       0.00%       1.04%
   Lord Abbett Bond Debenture
      Portfolio                   0.50%        0.25%        0.03%     0.00%     0.78%       0.00%       0.78%
   Lord Abbett Mid Cap Value
      Portfolio                   0.68%        0.25%        0.07%     0.00%     1.00%       0.00%       1.00%
   Met/Eaton Vance Floating
      Rate Portfolio              0.61%        0.25%        0.08%     0.00%     0.94%       0.00%       0.94%
   Met/Franklin Low Duration
      Total Return Portfolio      0.51%        0.25%        0.14%     0.00%     0.90%       0.03%       0.87%
   Met/Franklin Mutual Shares
      Portfolio                   0.80%        0.25%        0.08%     0.00%     1.13%       0.00%       1.13%
   MFS(R) Emerging Markets
      Equity Portfolio            0.94%        0.25%        0.18%     0.00%     1.37%       0.00%       1.37%
   MFS(R) Research
      International Portfolio     0.69%        0.25%        0.09%     0.00%     1.03%       0.03%       1.00%
   PIMCO Inflation Protected
      Bond Portfolio              0.47%        0.25%        0.04%     0.00%     0.76%       0.00%       0.76%
   PIMCO Total Return
      Portfolio                   0.48%        0.25%        0.03%     0.00%     0.76%       0.00%       0.76%
   Pioneer Fund Portfolio         0.64%        0.25%        0.05%     0.00%     0.94%       0.02%       0.92%
   Pioneer Strategic Income
      Portfolio                   0.59%        0.15%        0.08%     0.00%     0.82%       0.00%       0.82%
   Rainier Large Cap Equity
      Portfolio                   0.66%        0.25%        0.03%     0.00%     0.94%       0.00%       0.94%
   RCM Technology Portfolio       0.88%        0.25%        0.09%     0.00%     1.22%       0.00%       1.22%
   T. Rowe Price Large Cap
      Value Portfolio(1)          0.57%        0.25%        0.02%     0.00%     0.84%       0.00%       0.84%
   T. Rowe Price Mid Cap
      Growth Portfolio            0.75%        0.25%        0.04%     0.00%     1.04%       0.00%       1.04%
   Third Avenue Small Cap
      Value Portfolio             0.74%        0.25%        0.04%     0.00%     1.03%       0.00%       1.03%
   Turner Mid Cap Growth
      Portfolio                   0.78%        0.25%        0.06%     0.00%     1.09%       0.00%       1.09%
   Van Kampen Comstock
      Portfolio                   0.60%        0.25%        0.04%     0.00%     0.89%       0.00%       0.89%

                                                                                                               NET
                                                                          ACQUIRED    TOTAL    CONTRACTUAL    TOTAL
                                                                            FUND      ANNUAL     EXPENSE      ANNUAL
                                     MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                        FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                     ----------  -------------  --------  --------  ---------  -----------  ---------
METROPOLITAN SERIES FUND, INC.
   Barclays Capital Aggregate Bond
      Index Portfolio                   0.25%        0.30%        0.03%     0.00%     0.58%       0.01%       0.57%
   BlackRock Money Market Portfolio     0.32%        0.25%        0.02%     0.00%     0.59%       0.01%       0.58%
   Davis Venture Value Portfolio        0.70%        0.15%        0.03%     0.00%     0.88%       0.05%       0.83%
   Jennison Growth Portfolio            0.62%        0.25%        0.02%     0.00%     0.89%       0.07%       0.82%
   Met/Artisan Mid Cap Value
      Portfolio                         0.81%        0.25%        0.03%     0.00%     1.09%       0.00%       1.09%
   Met/Dimensional International
      Small Company Portfolio           0.81%        0.25%        0.20%     0.00%     1.26%       0.00%       1.26%
   MetLife Mid Cap Stock Index
      Portfolio                         0.25%        0.30%        0.06%     0.01%     0.62%       0.00%       0.62%
   MetLife Stock Index Portfolio        0.25%        0.25%        0.02%     0.00%     0.52%       0.01%       0.51%
   Morgan Stanley EAFE(R) Index
      Portfolio                         0.30%        0.30%        0.11%     0.01%     0.72%       0.00%       0.72%
   Russell 2000(R) Index Portfolio      0.25%        0.30%        0.07%     0.01%     0.63%       0.00%       0.63%
   Western Asset Management U.S.
      Government Portfolio              0.47%        0.25%        0.03%     0.00%     0.75%       0.01%       0.74%
MET INVESTORS SERIES TRUST --
   METLIFE ASSET ALLOCATION PROGRAM
   MetLife Defensive Strategy
      Portfolio                         0.07%        0.25%        0.01%     0.58%     0.91%       0.00%       0.91%
   MetLife Moderate Strategy
      Portfolio                         0.06%        0.25%        0.00%     0.62%     0.93%       0.00%       0.93%
   MetLife Balanced Strategy
      Portfolio                         0.05%        0.25%        0.01%     0.66%     0.97%       0.00%       0.97%
   MetLife Growth Strategy
      Portfolio                         0.06%        0.25%        0.00%     0.74%     1.05%       0.00%       1.05%
   MetLife Aggressive Strategy
      Portfolio                         0.09%        0.25%        0.02%     0.74%     1.10%       0.01%       1.09%
MET INVESTORS SERIES TRUST --
   AMERICAN FUNDS(R) ASSET
   ALLOCATION PORTFOLIOS
   American Funds(R) Moderate
      Allocation Portfolio              0.07%        0.55%        0.02%     0.37%     1.01%       0.00%       1.01%
   American Funds(R) Balanced
      Allocation Portfolio              0.06%        0.55%        0.02%     0.38%     1.01%       0.00%       1.01%
   American Funds(R) Growth
      Allocation Portfolio              0.07%        0.55%        0.02%     0.38%     1.02%       0.00%       1.02%
MET INVESTORS SERIES TRUST --
   FRANKLIN TEMPLETON ASSET
   ALLOCATION PORTFOLIO
   Met/Franklin Templeton Founding
      Strategy Portfolio                0.05%        0.25%        0.02%     0.81%     1.13%       0.02%       1.11%
MET INVESTORS SERIES TRUST --
   SSGA ETF PORTFOLIOS
   SSgA Growth and Income ETF
      Portfolio                         0.31%        0.25%        0.02%     0.28%     0.86%       0.00%       0.86%
   SSgA Growth ETF Portfolio            0.33%        0.25%        0.03%     0.27%     0.88%       0.00%       0.88%

(1) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2011, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2012 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2010.

Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the investment portfolio prospectus for more information.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B     GOLDMAN SACHS MID CAP VALUE PORTFOLIO
OR, AS NOTED, CLASS C OR CLASS E)
                                        SUBADVISER: Goldman Sachs Asset
Met Investors Series Trust is a         Management, L.P.
mutual fund with multiple portfolios.
Unless otherwise noted, the following   INVESTMENT OBJECTIVE: The Goldman Sachs
portfolios are managed by MetLife       Mid Cap Value Portfolio seeks long-term
Advisers, LLC, which is an affiliate    capital appreciation.
of MetLife Investors. The following
Class B or, as noted, Class C or        HARRIS OAKMARK INTERNATIONAL PORTFOLIO
Class E portfolios are available
under the contract:                     SUBADVISER: Harris Associates L.P.

AMERICAN FUNDS(R) BOND PORTFOLIO        INVESTMENT OBJECTIVE: The Harris Oakmark
(CLASS C)                               International Portfolio seeks long-term
                                        capital appreciation.
ADVISERS: MetLife Advisers, LLC and
Capital Research and Management         INVESCO SMALL CAP GROWTH PORTFOLIO
Company
                                        SUBADVISER: Invesco Advisers, Inc.
INVESTMENT OBJECTIVE: The American
Funds(R) Bond Portfolio seeks to        INVESTMENT OBJECTIVE: The Invesco Small
maximize current income and preserve    Cap Growth Portfolio seeks long-term
capital.                                growth of capital.

AMERICAN FUNDS(R) GROWTH PORTFOLIO      JANUS FORTY PORTFOLIO
(CLASS C)
                                        SUBADVISER: Janus Capital Management LLC
ADVISERS: MetLife Advisers, LLC and
Capital Research and Management         INVESTMENT OBJECTIVE: The Janus Forty
Company                                 Portfolio seeks capital appreciation.

INVESTMENT OBJECTIVE: The American      LAZARD MID CAP PORTFOLIO
Funds(R) Growth Portfolio seeks to
achieve growth of capital.              SUBADVISER: Lazard Asset Management LLC

AMERICAN FUNDS(R) INTERNATIONAL         INVESTMENT OBJECTIVE: The Lazard Mid-Cap
PORTFOLIO (CLASS C)                     Portfolio seeks long-term growth of
                                        capital.
ADVISERS: MetLife Advisers, LLC and
Capital Research and Management         LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
Company                                 PORTFOLIO

INVESTMENT OBJECTIVE: The American      SUBADVISER: ClearBridge Advisors, LLC
Funds(R) International Portfolio
seeks to achieve growth of capital.     INVESTMENT OBJECTIVE: The Legg Mason
                                        ClearBridge Aggressive Growth Portfolio
BLACKROCK HIGH YIELD PORTFOLIO          seeks capital appreciation.

SUBADVISER: BlackRock Financial         LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO
Management, Inc.
                                        SUBADVISER: Loomis, Sayles & Company,
INVESTMENT OBJECTIVE: The BlackRock     L.P.
High Yield Portfolio seeks to
maximize total return, consistent       INVESTMENT OBJECTIVE: The Loomis Sayles
with income generation and prudent      Global Markets Portfolio seeks high
investment management.                  total investment return through a
                                        combination of capital appreciation and
CLARION GLOBAL REAL ESTATE PORTFOLIO    income.

SUBADVISER: ING Clarion Real Estate
Securities LLC

INVESTMENT OBJECTIVE: The Clarion
Global Real Estate Portfolio seeks
total return through investment in
real estate securities, emphasizing
both capital appreciation and current
income.

LORD ABBETT BOND DEBENTURE PORTFOLIO    MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC      SUBADVISER: Massachusetts Financial
                                        Services Company
INVESTMENT OBJECTIVE: The Lord Abbett
Bond Debenture Portfolio seeks high     INVESTMENT OBJECTIVE: The MFS(R)
current income and the opportunity      Research International Portfolio seeks
for capital appreciation to produce a   capital appreciation.
high total return.
                                        PIMCO INFLATION PROTECTED BOND PORTFOLIO
LORD ABBETT MID CAP VALUE PORTFOLIO
                                        SUBADVISER: Pacific Investment
SUBADVISER: Lord, Abbett & Co. LLC      Management Company LLC

INVESTMENT OBJECTIVE: The Lord Abbett   INVESTMENT OBJECTIVE: The PIMCO
Mid Cap Value Portfolio seeks capital   Inflation Protected Bond Portfolio seeks
appreciation through investments,       maximum real return, consistent with
primarily in equity securities which    preservation of capital and prudent
are believed to be undervalued in the   investment management.
marketplace.
                                        PIMCO TOTAL RETURN PORTFOLIO
MET/EATON VANCE FLOATING RATE
PORTFOLIO                               SUBADVISER: Pacific Investment
                                        Management Company LLC
SUBADVISER: Eaton Vance Management
                                        INVESTMENT OBJECTIVE: The PIMCO Total
INVESTMENT OBJECTIVE: The Met/Eaton     Return Portfolio seeks maximum total
Vance Floating Rate Portfolio seeks a   return, consistent with the preservation
high level of current income.           of capital and prudent investment
                                        management.
MET/FRANKLIN LOW DURATION TOTAL
RETURN PORTFOLIO                        PIONEER FUND PORTFOLIO

SUBADVISER: Franklin Advisers, Inc.     SUBADVISER: Pioneer Investment
                                        Management, Inc.
INVESTMENT OBJECTIVE: The
Met/Franklin Low Duration Total         INVESTMENT OBJECTIVE: The Pioneer Fund
Return Portfolio seeks a high level     Portfolio seeks reasonable income and
of current income, while seeking        capital growth.
preservation of shareholders'
capital.                                PIONEER STRATEGIC INCOME PORTFOLIO
                                        (CLASS E)
MET/FRANKLIN MUTUAL SHARES PORTFOLIO
                                        SUBADVISER: Pioneer Investment
SUBADVISER: Franklin Mutual Advisers,   Management, Inc.
LLC
                                        INVESTMENT OBJECTIVE: The Pioneer
INVESTMENT OBJECTIVE: The               Strategic Income Portfolio seeks a high
Met/Franklin Mutual Shares Portfolio    level of current income.
seeks capital appreciation, which may
occasionally be short-term. The         RAINIER LARGE CAP EQUITY PORTFOLIO
portfolio's secondary investment
objective is income.                    SUBADVISER: Rainier Investment
                                        Management, Inc.
MFS(R) EMERGING MARKETS EQUITY
PORTFOLIO                               INVESTMENT OBJECTIVE: The Rainier Large
                                        Cap Equity Portfolio seeks to maximize
SUBADVISER: Massachusetts Financial     long-term capital appreciation.
Services Company

INVESTMENT OBJECTIVE: The MFS(R)
Emerging Markets Equity Portfolio
seeks capital appreciation.

RCM TECHNOLOGY PORTFOLIO                BARCLAYS CAPITAL AGGREGATE BOND INDEX
                                        PORTFOLIO (CLASS G)
SUBADVISER: RCM Capital Management
LLC                                     SUBADVISER: MetLife Investment Advisors
                                        Company, LLC
INVESTMENT OBJECTIVE: The RCM
Technology Portfolio seeks capital      INVESTMENT OBJECTIVE: The Barclays
appreciation; no consideration is       Capital Aggregate Bond Index Portfolio
given to income.                        seeks to equal the performance of the
                                        Barclays Capital U.S. Aggregate Bond
T. ROWE PRICE LARGE CAP VALUE           Index.
PORTFOLIO (formerly Lord Abbett
Growth and Income Portfolio)            BLACKROCK MONEY MARKET PORTFOLIO (CLASS
                                        B)
SUBADVISER: T. Rowe Price Associates,
Inc. (formerly Lord, Abbett & Co.       SUBADVISER: BlackRock Advisors, LLC
LLC)
                                        INVESTMENT OBJECTIVE: The BlackRock
INVESTMENT OBJECTIVE: The T. Rowe       Money Market Portfolio seeks a high
Price Large Cap Value Portfolio seeks   level of current income consistent with
long-term capital appreciation by       preservation of capital.
investing in common stocks believed
to be undervalued. Income is a          An investment in the BlackRock Money
secondary objective.                    Market Portfolio is not insured or
                                        guaranteed by the Federal Deposit
T. ROWE PRICE MID CAP GROWTH            Insurance Company or any other
PORTFOLIO                               government agency. Although the
                                        BlackRock Money Market Portfolio seeks
SUBADVISER: T. Rowe Price Associates,   to preserve the value of your investment
Inc.                                    at $100 per share, it is possible to
                                        lose money by investing in the BlackRock
INVESTMENT OBJECTIVE: The T. Rowe       Money Market Portfolio.
Price Mid-Cap Growth Portfolio seeks
long-term growth of capital.            During extended periods of low interest
                                        rates, the yields of the BlackRock Money
THIRD AVENUE SMALL CAP VALUE            Market Portfolio may become extremely
PORTFOLIO                               low and possibly negative.

SUBADVISER: Third Avenue Management     DAVIS VENTURE VALUE PORTFOLIO (CLASS E)
LLC
                                        SUBADVISER: Davis Selected Advisers,
INVESTMENT OBJECTIVE: The Third         L.P. Davis Selected Advisers, L.P. may
Avenue Small Cap Value Portfolio        delegate any of its responsibilities to
seeks long-term capital appreciation.   Davis Selected Advisers -- NY, Inc., a
                                        wholly-owned subsidiary.
TURNER MID CAP GROWTH PORTFOLIO
                                        INVESTMENT OBJECTIVE: The Davis Venture
SUBADVISER: Turner Investment           Value Portfolio seeks growth of capital.
Partners, Inc.
                                        JENNISON GROWTH PORTFOLIO (CLASS B)
INVESTMENT OBJECTIVE: The Turner
Mid-Cap Growth Portfolio seeks          SUBADVISER: Jennison Associates LLC
capital appreciation.
                                        INVESTMENT OBJECTIVE: The Jennison
VAN KAMPEN COMSTOCK PORTFOLIO           Growth Portfolio seeks long-term growth
                                        of capital.
SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Van Kampen
Comstock Portfolio seeks capital
growth and income.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a
mutual fund with multiple portfolios.
MetLife Advisers, LLC, an affiliate
of MetLife Investors, is the
investment adviser to the portfolios.
The following portfolios are
available under the contract:

MET/ARTISAN MID CAP VALUE PORTFOLIO     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
(CLASS B)                               PORTFOLIO (CLASS B)

SUBADVISER: Artisan Partners Limited    SUBADVISER: Western Asset Management
Partnership                             Company

INVESTMENT OBJECTIVE: The Met/Artisan   INVESTMENT OBJECTIVE: The Western Asset
Mid Cap Value Portfolio seeks           Management U.S. Government Portfolio
long-term capital growth.               seeks to maximize total return
                                        consistent with preservation of capital
MET/DIMENSIONAL INTERNATIONAL SMALL     and maintenance of liquidity.
COMPANY PORTFOLIO (CLASS B)
                                        MET INVESTORS SERIES TRUST -- METLIFE
SUBADVISER: Dimensional Fund Advisors   ASSET ALLOCATION PROGRAM (CLASS B)
LP
                                        In addition to the Met Investors Series
INVESTMENT OBJECTIVE: The               Trust Portfolios listed above, the
Met/Dimensional International Small     following Class B portfolios managed by
Company Portfolio seeks long-term       MetLife Advisers, LLC are available
capital appreciation.                   under the contract:

METLIFE MID CAP STOCK INDEX PORTFOLIO   METLIFE DEFENSIVE STRATEGY PORTFOLIO
(CLASS G)
                                        INVESTMENT OBJECTIVE: The MetLife
SUBADVISER: MetLife Investment          Defensive Strategy Portfolio seeks to
Advisors Company, LLC                   provide a high level of current income
                                        with growth of capital, a secondary
INVESTMENT OBJECTIVE: The MetLife Mid   objective.
Cap Stock Index Portfolio seeks to
equal the performance of the Standard   METLIFE MODERATE STRATEGY PORTFOLIO
& Poor's MidCap 400(R) Composite
Stock Price Index.                      INVESTMENT OBJECTIVE: The MetLife
                                        Moderate Strategy Portfolio seeks to
METLIFE STOCK INDEX PORTFOLIO (CLASS    provide a high total return in the form
B)                                      of income and growth of capital, with a
                                        greater emphasis on income.
SUBADVISER: MetLife Investment
Advisors Company, LLC                   METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife       INVESTMENT OBJECTIVE: The MetLife
Stock Index Portfolio seeks to equal    Balanced Strategy Portfolio seeks to
the performance of the Standard &       provide a balance between a high level
Poor's 500(R) Composite Stock Price     of current income and growth of capital
Index.                                  with a greater emphasis on growth of
                                        capital.
MORGAN STANLEY EAFE(R) INDEX
PORTFOLIO (CLASS G)                     METLIFE GROWTH STRATEGY PORTFOLIO

SUBADVISER: MetLife Investment          INVESTMENT OBJECTIVE: The MetLife Growth
Advisors Company, LLC                   Strategy Portfolio seeks to provide
                                        growth of capital.
INVESTMENT OBJECTIVE: The Morgan
Stanley EAFE(R) Index Portfolio seeks   METLIFE AGGRESSIVE STRATEGY PORTFOLIO
to equal the performance of the MSCI
EAFE(R) Index.                          INVESTMENT OBJECTIVE: The MetLife
                                        Aggressive Strategy Portfolio seeks
RUSSELL 2000(R) INDEX PORTFOLIO         growth of capital.
(CLASS G)

SUBADVISER: MetLife Investment
Advisors Company, LLC

INVESTMENT OBJECTIVE: The Russell
2000(R) Index Portfolio seeks to
equal the performance of the Russell
2000(R) Index.

MET INVESTORS SERIES TRUST --           MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
AMERICAN FUNDS(R) ASSET ALLOCATION      PORTFOLIO
PORTFOLIOS (CLASS C)
                                        INVESTMENT OBJECTIVE: The Met/Franklin
In addition to the Met Investors        Templeton Founding Strategy Portfolio
Series Trust portfolios listed above,   primarily seeks capital appreciation and
the following Class C portfolios        secondarily seeks income.
managed by MetLife Advisers, LLC are
also available under the contract:      MET INVESTORS SERIES TRUST -- SSGA ETF
                                        PORTFOLIOS (CLASS B)
AMERICAN FUNDS(R) MODERATE ALLOCATION
PORTFOLIO                               In addition to the Met Investors Series
                                        Trust portfolios listed above, the
INVESTMENT OBJECTIVE: The American      following Class B portfolios managed by
Funds(R) Moderate Allocation            MetLife Advisers, LLC are also available
Portfolio seeks a high total return     under the contract:
in the form of income and growth of
capital, with a greater emphasis on     SSGA GROWTH AND INCOME ETF PORTFOLIO
income.
                                        SUBADVISER: SSgA Funds Management, Inc.
AMERICAN FUNDS(R) BALANCED ALLOCATION
PORTFOLIO                               INVESTMENT OBJECTIVE: The SSgA Growth
                                        and Income ETF Portfolio seeks growth of
INVESTMENT OBJECTIVE: The American      capital and income.
Funds(R) Balanced Allocation
Portfolio seeks a balance between a     SSGA GROWTH ETF PORTFOLIO
high level of current income and
growth of capital, with a greater       SUBADVISER: SSgA Funds Management, Inc.
emphasis on growth of capital.
                                        INVESTMENT OBJECTIVE: The SSgA Growth
AMERICAN FUNDS(R) GROWTH ALLOCATION     ETF Portfolio seeks growth of capital.
PORTFOLIO

INVESTMENT OBJECTIVE: The American
Funds(R) Growth Allocation Portfolio
seeks growth of capital.

MET INVESTORS SERIES TRUST --
FRANKLIN TEMPLETON ASSET ALLOCATION
PORTFOLIO (CLASS B)

In addition to the Met Investors
Series Trust portfolios listed above,
the following Class B portfolio
managed by MetLife Advisers, LLC is
also available under the contract:

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2011
                                       TO
               PROSPECTUS DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated November 9, 2006 (as supplemented) for the Class AA variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 562-2027 to request a free copy.

1. HIGHLIGHTS

In "HIGHLIGHTS" section of the prospectus, replace the "Non-Natural Persons As Owners" paragraph with the following:

     NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a nonnatural person is the owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.

     NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a beneficiary under the contract will generally eliminate the beneficiary's ability to stretch the contract or a spousal beneficiary's ability to continue the contract and the living and/or death benefits.

2. FEE TABLES AND EXAMPLES

In "FEE TABLES AND EXAMPLES" section of the prospectus, under "Separate Account Annual Expenses," add the following footnote to the Mortality and Expense
Charge:

** We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for


                                                                  SUPP-MOCAAA511
     the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the PIMCO Total Return Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.92% for the subaccount investing in the T. Rowe Price Large Cap Growth Portfolio (Class B).

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "AIM Variable Insurance Funds (Series II)" through "Met Investors Series Trust - Gallatin Asset Allocation Portfolios (Class B)" with the following:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

     AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:

          Invesco V.I. International Growth Fund

     FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

     Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following Service Class 2 portfolio is available under the contract:

          Equity-Income Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

     Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following portfolio is available under the contract:

          Templeton Foreign Securities Fund

     MET INVESTORS SERIES TRUST (CLASS B)

     Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:

          Clarion Global Real Estate Portfolio
          Invesco Small Cap Growth Portfolio
          Lazard Mid Cap Portfolio
          Legg Mason ClearBridge Aggressive Growth Portfolio
          Lord Abbett Bond Debenture Portfolio
          Lord Abbett Mid Cap Value Portfolio
          Met/Franklin Low Duration Total Return Portfolio
          MFS(R) Emerging Markets Equity Portfolio
          MFS(R) Research International Portfolio
          Morgan Stanley Mid Cap Growth Portfolio
          Oppenheimer Capital Appreciation Portfolio
          PIMCO Total Return Portfolio
          Pioneer Fund Portfolio
          T. Rowe Price Large Cap Value Portfolio
               (formerly Lord Abbett Growth and Income Portfolio)
          T. Rowe Price Mid Cap Growth Portfolio
          Third Avenue Small Cap Value Portfolio
          Van Kampen Comstock Portfolio

     METROPOLITAN SERIES FUND, INC.

     Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          Artio International Stock Portfolio (Class B) BlackRock Bond Income Portfolio (Class B)
          BlackRock Legacy Large Cap Growth Portfolio (Class A) BlackRock Money Market Portfolio (Class B)
          Davis Venture Value Portfolio (Class E)
          Jennison Growth Portfolio (Class B)
          Loomis Sayles Small Cap Growth Portfolio (Class B) MetLife Stock Index Portfolio (Class B)
          Neuberger Berman Genesis Portfolio (Class B)
          T. Rowe Price Large Cap Growth Portfolio (Class B)
          T. Rowe Price Small Cap Growth Portfolio (Class B)

          Western Asset Management Strategic Bond Opportunities Portfolio (Class
          B)

     PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

     PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

          PIMCO High Yield Portfolio
          PIMCO Low Duration Portfolio

     PUTNAM VARIABLE TRUST (CLASS IB)

     Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

          Putnam VT Multi-Cap Growth Fund

     MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

          MetLife Defensive Strategy Portfolio
          MetLife Moderate Strategy Portfolio
          MetLife Balanced Strategy Portfolio
          MetLife Growth Strategy Portfolio
          MetLife Aggressive Strategy Portfolio

     MET INVESTORS SERIES TRUST - AMERICAN FUNDS(R) ASSET ALLOCATION PORTFOLIOS (CLASS C)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:

          American Funds(R) Moderate Allocation Portfolio
          American Funds(R) Balanced Allocation Portfolio
          American Funds(R) Growth Allocation Portfolio

     MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

          SSgA Growth and Income ETF Portfolio
          SSgA Growth ETF Portfolio

In the "Dollar Cost Averaging Programs" section, add the following to the end of the second paragraph:

     We will terminate your participation in a dollar cost averaging program when we receive notification of your death in good order.

In the "Automatic Rebalancing Program" section, add the following to the end of the fourth paragraph:

     We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death in good order.

4. EXPENSES

In the "EXPENSES" section, under "Withdrawal Charge," add the following as the last sentence before the "Free Withdrawal Amount" heading:

     A withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

Replace the last two paragraphs under the "Free Withdrawal Amount" heading with the following:

     We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.

     NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.

5. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under the "Annuity Options" heading, add the following as the third-to-last paragraph:

     Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor annuity options (or income types) and may also prohibit payments for as long as the owner's life in certain circumstances.

6. ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section, under the "Systematic Withdrawal Program" heading, add the following as the second paragraph:

     We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death in good order.

7. DEATH BENEFIT

In the "DEATH BENEFIT" section, under the "Upon Your Death" heading, add the following as the last paragraph:

     If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.

8. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, under the "Annuity Payments" heading, add the following as the last paragraph:

     Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

9. APPENDIX A

At the end of APPENDIX A, in the "Discontinued Investment Portfolios" section, change "Lord Abbett Growth and Income Portfolio (Class A) (closed effective May 1, 2004)" to "T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004)."

Add the following to the end of the "Discontinued Investment Portfolios" section:

     Effective as of September 27, 2010, Putnam Variable Trust: Putnam VT Vista Fund (Class IB) merged into Putnam Variable Trust: Putnam VT Multi-Cap Growth Fund (Class IB).

     Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).

10. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

11. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                Telephone: (888) 562-2027
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                                 NET
                                                                            ACQUIRED    TOTAL    CONTRACTUAL    TOTAL
                                                                              FUND      ANNUAL     EXPENSE      ANNUAL
                                       MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                          FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                       ----------  -------------  --------  --------  ---------  -----------  ---------
AIM VARIABLE INSURANCE FUNDS
   (INVESCO VARIABLE INSURANCE FUNDS)
   Invesco V.I. International
      Growth Fund                         0.71%        0.25%        0.33%     0.00%     1.29%       0.00%       1.29%
FIDELITY VARIABLE INSURANCE PRODUCTS
   Equity-Income Portfolio                0.46%        0.25%        0.10%     0.00%     0.81%       0.00%       0.81%
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Foreign Securities
      Fund                                0.65%        0.25%        0.14%     0.01%     1.05%       0.01%       1.04%
MET INVESTORS SERIES TRUST
   Clarion Global Real Estate
      Portfolio                           0.62%        0.25%        0.07%     0.00%     0.94%       0.00%       0.94%
   Invesco Small Cap Growth
      Portfolio                           0.85%        0.25%        0.04%     0.00%     1.14%       0.02%       1.12%
   Lazard Mid Cap Portfolio               0.69%        0.25%        0.04%     0.00%     0.98%       0.00%       0.98%
   Legg Mason ClearBridge
      Aggressive Growth Portfolio         0.64%        0.25%        0.04%     0.00%     0.93%       0.00%       0.93%
   Lord Abbett Bond Debenture
      Portfolio                           0.50%        0.25%        0.03%     0.00%     0.78%       0.00%       0.78%
   Lord Abbett Mid Cap Value
      Portfolio                           0.68%        0.25%        0.07%     0.00%     1.00%       0.00%       1.00%
   Met/Franklin Low Duration Total
      Return Portfolio                    0.51%        0.25%        0.14%     0.00%     0.90%       0.03%       0.87%
   MFS(R) Emerging Markets Equity
      Portfolio                           0.94%        0.25%        0.18%     0.00%     1.37%       0.00%       1.37%
   MFS(R) Research International
      Portfolio                           0.69%        0.25%        0.09%     0.00%     1.03%       0.03%       1.00%
   Morgan Stanley Mid Cap Growth
      Portfolio                           0.66%        0.25%        0.14%     0.00%     1.05%       0.02%       1.03%
   Oppenheimer Capital
      Appreciation Portfolio              0.60%        0.25%        0.06%     0.00%     0.91%       0.00%       0.91%
   PIMCO Total Return Portfolio           0.48%        0.25%        0.03%     0.00%     0.76%       0.00%       0.76%
   Pioneer Fund Portfolio                 0.64%        0.25%        0.05%     0.00%     0.94%       0.02%       0.92%
   T. Rowe Price Large Cap Value
      Portfolio(1)                        0.57%        0.25%        0.02%     0.00%     0.84%       0.00%       0.84%
   T. Rowe Price Mid Cap Growth
      Portfolio                           0.75%        0.25%        0.04%     0.00%     1.04%       0.00%       1.04%
   Third Avenue Small Cap Value
      Portfolio                           0.74%        0.25%        0.04%     0.00%     1.03%       0.00%       1.03%
   Van Kampen Comstock Portfolio          0.60%        0.25%        0.04%     0.00%     0.89%       0.00%       0.89%
METROPOLITAN SERIES FUND, INC.
   Artio International Stock
      Portfolio                           0.82%        0.25%        0.12%     0.02%     1.21%       0.05%       1.16%
   BlackRock Bond Income Portfolio        0.37%        0.25%        0.03%     0.00%     0.65%       0.03%       0.62%
   BlackRock Legacy Large Cap
      Growth Portfolio                    0.73%        0.00%        0.04%     0.00%     0.77%       0.02%       0.75%
   BlackRock Money Market Portfolio       0.32%        0.25%        0.02%     0.00%     0.59%       0.01%       0.58%
   Davis Venture Value Portfolio          0.70%        0.15%        0.03%     0.00%     0.88%       0.05%       0.83%
   Jennison Growth Portfolio              0.62%        0.25%        0.02%     0.00%     0.89%       0.07%       0.82%
   Loomis Sayles Small Cap Growth
      Portfolio                           0.90%        0.25%        0.17%     0.00%     1.32%       0.05%       1.27%
   MetLife Stock Index Portfolio          0.25%        0.25%        0.02%     0.00%     0.52%       0.01%       0.51%
   Neuberger Berman Genesis
      Portfolio                           0.83%        0.25%        0.06%     0.00%     1.14%       0.02%       1.12%
   T. Rowe Price Large Cap Growth
      Portfolio                           0.60%        0.25%        0.04%     0.00%     0.89%       0.00%       0.89%
   T. Rowe Price Small Cap Growth
      Portfolio                           0.50%        0.25%        0.07%     0.00%     0.82%       0.00%       0.82%
   Western Asset Management
      Strategic Bond
      Opportunities Portfolio             0.62%        0.25%        0.05%     0.00%     0.92%       0.04%       0.88%

                                                                                                               NET
                                                                          ACQUIRED    TOTAL    CONTRACTUAL    TOTAL
                                                                            FUND      ANNUAL     EXPENSE      ANNUAL
                                     MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                        FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                     ----------  -------------  --------  --------  ---------  -----------  ---------
PIMCO VARIABLE INSURANCE TRUST
   PIMCO High Yield Portfolio           0.60%        0.00%        0.15%     0.00%     0.75%        0.00%      0.75%
   PIMCO Low Duration Portfolio         0.50%        0.00%        0.15%     0.00%     0.65%        0.00%      0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Multi-Cap Growth
      Fund                              0.56%        0.25%        0.19%     0.00%     1.00%        0.00%      1.00%
MET INVESTORS SERIES TRUST --
METLIFE ASSET ALLOCATION PROGRAM
   MetLife Defensive Strategy
      Portfolio                         0.07%        0.25%        0.01%     0.58%     0.91%        0.00%      0.91%
   MetLife Moderate Strategy
      Portfolio                         0.06%        0.25%        0.00%     0.62%     0.93%        0.00%      0.93%
   MetLife Balanced Strategy
      Portfolio                         0.05%        0.25%        0.01%     0.66%     0.97%        0.00%      0.97%
   MetLife Growth Strategy
      Portfolio                         0.06%        0.25%        0.00%     0.74%     1.05%        0.00%      1.05%
   MetLife Aggressive Strategy
      Portfolio                         0.09%        0.25%        0.02%     0.74%     1.10%        0.01%      1.09%
MET INVESTORS SERIES TRUST --
AMERICAN FUNDS(R) ASSET ALLOCATION
PORTFOLIOS
   American Funds(R) Moderate
      Allocation Portfolio              0.07%        0.55%        0.02%     0.37%     1.01%        0.00%      1.01%
   American Funds(R) Balanced
      Allocation Portfolio              0.06%        0.55%        0.02%     0.38%     1.01%        0.00%      1.01%
   American Funds(R) Growth
      Allocation Portfolio              0.07%        0.55%        0.02%     0.38%     1.02%        0.00%      1.02%
MET INVESTORS SERIES TRUST --
SSGA ETF PORTFOLIOS
   SSgA Growth and Income ETF
      Portfolio                         0.31%        0.25%        0.02%     0.28%     0.86%        0.00%      0.86%
   SSgA Growth ETF Portfolio            0.33%        0.25%        0.03%     0.27%     0.88%        0.00%      0.88%

(1) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2011, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2012 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2010.

Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the investment portfolio prospectus for more information.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS (INVESCO   TEMPLETON FOREIGN SECURITIES FUND
VARIABLE INSURANCE FUNDS) (SERIES II
SHARES)                                 INVESTMENT OBJECTIVE: The Templeton
                                        Foreign Securities Fund seeks long-term
AIM Variable Insurance Funds (Invesco   capital growth.
Variable Insurance Funds) is a mutual
fund with multiple portfolios.          MET INVESTORS SERIES TRUST (CLASS B)
Invesco Advisers, Inc. is the
investment adviser to each portfolio.   Met Investors Series Trust is managed by
The following Series II portfolio is    MetLife Advisers, LLC, which is an
available under the contract:           affiliate of MetLife Investors. Met
                                        Investors Series Trust is a mutual fund
INVESCO V.I. INTERNATIONAL GROWTH       with multiple portfolios. The following
FUND                                    Class B portfolios are available under
                                        the contract:
INVESTMENT OBJECTIVE: The Invesco
V.I. International Growth Fund seeks    CLARION GLOBAL REAL ESTATE PORTFOLIO
long-term growth of capital.
                                        SUBADVISER: ING Clarion Real Estate
FIDELITY VARIABLE INSURANCE PRODUCTS    Securities LLC
(SERVICE CLASS 2)
                                        INVESTMENT OBJECTIVE: The Clarion Global
Fidelity Variable Insurance Products    Real Estate Portfolio seeks to provide
is a variable insurance product fund    total return through investment in real
with multiple portfolios. Fidelity      estate securities, emphasizing both
Management & Research Company is the    capital appreciation and current income.
investment manager. The following
Service Class 2 portfolio is            INVESCO SMALL CAP GROWTH PORTFOLIO
available under the contract:
                                        SUBADVISER: Invesco Advisers, Inc.
EQUITY-INCOME PORTFOLIO
                                        INVESTMENT OBJECTIVE: The Invesco Small
SUBADVISER: FMR Co., Inc.               Cap Growth Portfolio seeks long-term
                                        growth of capital.
INVESTMENT OBJECTIVE: The
Equity-Income Portfolio seeks           LAZARD MID CAP PORTFOLIO
reasonable income. The fund will also
consider the potential for capital      SUBADVISER: Lazard Asset Management LLC
appreciation. The fund's goal is to
achieve a yield which exceeds the       INVESTMENT OBJECTIVE: The Lazard Mid Cap
composite yield on the securities       Portfolio seeks long-term growth of
comprising the Standard & Poor's        capital.
500(R) Index (S&P 500(R)).
                                        LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
FRANKLIN TEMPLETON VARIABLE INSURANCE   PORTFOLIO
PRODUCTS TRUST (CLASS 2)
                                        SUBADVISER: ClearBridge Advisors, LLC
Franklin Templeton Variable Insurance
Products Trust consists of multiple     INVESTMENT OBJECTIVE: The Legg Mason
series (Funds). Funds may be            ClearBridge Aggressive Growth Portfolio
available in multiple classes: Class    seeks capital appreciation.
1, Class 2, Class 3 and Class 4. The
portfolio available in connection
with your contract is Class 2 shares.
Templeton Investment Counsel, LLC is
the investment adviser for the
Templeton Foreign Securities Fund.
The following Class 2 portfolio is
available under the contract:

LORD ABBETT BOND DEBENTURE PORTFOLIO    PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC      SUBADVISER: Pacific Investment
                                        Management Company LLC
INVESTMENT OBJECTIVE: The Lord Abbett
Bond Debenture Portfolio seeks high     INVESTMENT OBJECTIVE: The PIMCO Total
current income and the opportunity      Return Portfolio seeks maximum total
for capital appreciation to produce a   return, consistent with the preservation
high total return.                      of capital and prudent investment
                                        management.
LORD ABBETT MID CAP VALUE PORTFOLIO
                                        PIONEER FUND PORTFOLIO
SUBADVISER: Lord, Abbett & Co. LLC
                                        SUBADVISER: Pioneer Investment
INVESTMENT OBJECTIVE: The Lord Abbett   Management, Inc.
Mid Cap Value Portfolio seeks capital
appreciation through investments,       INVESTMENT OBJECTIVE: The Pioneer Fund
primarily in equity securities which    Portfolio seeks reasonable income and
are believed to be undervalued in the   capital growth.
marketplace.
                                        T. ROWE PRICE LARGE CAP VALUE PORTFOLIO
MET/FRANKLIN LOW DURATION TOTAL         (formerly Lord Abbett Growth and Income
RETURN PORTFOLIO                        Portfolio)

SUBADVISER: Franklin Advisers, Inc.     SUBADVISER: T. Rowe Price Associates,
                                        Inc. (formerly Lord, Abbett & Co. LLC)
INVESTMENT OBJECTIVE: The
Met/Franklin Low Duration Total         INVESTMENT OBJECTIVE: The T. Rowe Price
Return Portfolio seeks a high level     Large Cap Value Portfolio seeks
of current income, while seeking        long-term capital appreciation by
preservation of shareholders'           investing in common stocks believed to
capital.                                be undervalued. Income is a secondary
                                        objective.
MFS(R) EMERGING MARKETS EQUITY
PORTFOLIO                               T. ROWE PRICE MID CAP GROWTH PORTFOLIO

SUBADVISER: Massachusetts Financial     SUBADVISER: T. Rowe Price Associates,
Services Company                        Inc.

INVESTMENT OBJECTIVE: The MFS(R)        INVESTMENT OBJECTIVE: The T. Rowe Price
Emerging Markets Equity Portfolio       Mid-Cap Growth Portfolio seeks long-term
seeks capital appreciation.             growth of capital.

MFS(R) RESEARCH INTERNATIONAL           THIRD AVENUE SMALL CAP VALUE PORTFOLIO
PORTFOLIO
                                        SUBADVISER: Third Avenue Management LLC
SUBADVISER: Massachusetts Financial
Services Company                        INVESTMENT OBJECTIVE: The Third Avenue
                                        Small Cap Value Portfolio seeks
INVESTMENT OBJECTIVE: The MFS(R)        long-term capital appreciation.
Research International Portfolio
seeks capital appreciation.             VAN KAMPEN COMSTOCK PORTFOLIO

MORGAN STANLEY MID CAP GROWTH           SUBADVISER: Invesco Advisers, Inc.
PORTFOLIO
                                        INVESTMENT OBJECTIVE: The Van Kampen
SUBADVISER: Morgan Stanley Investment   Comstock Portfolio seeks capital growth
Management Inc.                         and income.

INVESTMENT OBJECTIVE: The Morgan
Stanley Mid Cap Growth Portfolio
seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION
PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer
Capital Appreciation Portfolio seeks
capital appreciation.

METROPOLITAN SERIES FUND, INC.          JENNISON GROWTH PORTFOLIO (CLASS B)

Metropolitan Series Fund, Inc. is a     SUBADVISER: Jennison Associates LLC
mutual fund with multiple portfolios.
MetLife Advisers, LLC is the            INVESTMENT OBJECTIVE: The Jennison
investment adviser to the portfolios.   Growth Portfolio seeks long-term growth
The following portfolios are            of capital.
available under the contract:
                                        LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO
ARTIO INTERNATIONAL STOCK PORTFOLIO     (CLASS B)
(CLASS B)
                                        SUBADVISER: Loomis, Sayles & Company,
SUBADVISER: Artio Global Management,    L.P.
LLC
                                        INVESTMENT OBJECTIVE: The Loomis Sayles
INVESTMENT OBJECTIVE: The Artio         Small Cap Growth Portfolio seeks
International Stock Portfolio seeks     long-term capital growth.
long-term growth of capital.
                                        METLIFE STOCK INDEX PORTFOLIO (CLASS B)
BLACKROCK BOND INCOME PORTFOLIO
(CLASS B)                               SUBADVISER: MetLife Investment Advisors
                                        Company, LLC
SUBADVISER: BlackRock Advisors, LLC
                                        INVESTMENT OBJECTIVE: The MetLife Stock
INVESTMENT OBJECTIVE: The BlackRock     Index Portfolio seeks to equal the
Bond Income Portfolio seeks a           performance of the Standard & Poor's
competitive total return primarily      500(R) Composite Stock Price Index.
from investing in fixed-income
securities.                             NEUBERGER BERMAN GENESIS PORTFOLIO
                                        (CLASS B)
BLACKROCK LEGACY LARGE CAP GROWTH
PORTFOLIO (CLASS A)                     SUBADVISER: Neuberger Berman Management
                                        LLC
SUBADVISER: BlackRock Advisors, LLC
                                        INVESTMENT OBJECTIVE: The Neuberger
INVESTMENT OBJECTIVE: The BlackRock     Berman Genesis Portfolio seeks a high
Legacy Large Cap Growth Portfolio       total return, consisting principally of
seeks long-term growth of capital.      captial appreciation.

BLACKROCK MONEY MARKET PORTFOLIO        T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
(CLASS B)                               (CLASS B)

SUBADVISER: BlackRock Advisors, LLC     SUBADVISER: T. Rowe Price Associates,
                                        Inc.
INVESTMENT OBJECTIVE: The BlackRock
Money Market Portfolio seeks a high     INVESTMENT OBJECTIVE: The T. Rowe Price
level of current income consistent      Large Cap Growth Portfolio seeks
with preservation of capital.           long-term growth of capital and,
                                        secondarily, dividend income.
An investment in the BlackRock Money
Market Portfolio is not insured or      T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
guaranteed by the Federal Deposit       (CLASS B)
Insurance Company or any other
government agency. Although the         SUBADVISER: T. Rowe Price Associates,
BlackRock Money Market Portfolio        Inc.
seeks to preserve the value of your
investment at $100 per share, it is     INVESTMENT OBJECTIVE: The T. Rowe Price
possible to lose money by investing     Small Cap Growth Portfolio seeks
in the BlackRock Money Market           long-term capital growth.
Portfolio.
                                        WESTERN ASSET MANAGEMENT STRATEGIC BOND
During extended periods of low          OPPORTUNITIES PORTFOLIO (CLASS B)
interest rates, the yields of the
BlackRock Money Market Portfolio may    SUBADVISER: Western Asset Management
become extremely low and possibly       Company
negative.
                                        INVESTMENT OBJECTIVE: The Western Asset
DAVIS VENTURE VALUE PORTFOLIO (CLASS    Management Strategic Bond Opportunities
E)                                      Portfolio seeks to maximize total return
                                        consistent with preservation of capital.
SUBADVISER: Davis Selected Advisers,
L.P. Davis Selected Advisers, L. P.
may delegate any of its
responsibilities to Davis Selected
Advisers-NY, Inc., a wholly-owned
subsidiary.

INVESTMENT OBJECTIVE: The Davis
Venture Value Portfolio seeks growth
of capital.

PIMCO VARIABLE INSURANCE TRUST          METLIFE MODERATE STRATEGY PORTFOLIO
(ADMINISTRATIVE CLASS)
                                        INVESTMENT OBJECTIVE: The MetLife
PIMCO Variable Insurance Trust is a     Moderate Strategy Portfolio seeks to
mutual fund with multiple portfolios.   provide a high total return in the form
Pacific Investment Management Company   of income and growth of capital, with a
LLC is the investment adviser to each   greater emphasis on income.
portfolio. The following
Administrative Class portfolios are     METLIFE BALANCED STRATEGY PORTFOLIO
available under the contract:
                                        INVESTMENT OBJECTIVE: The MetLife
PIMCO HIGH YIELD PORTFOLIO              Balanced Strategy Portfolio seeks to
                                        provide a balance between a high level
INVESTMENT OBJECTIVE: The PIMCO High    of current income and growth of capital
Yield Portfolio seeks maximum total     with a greater emphasis on growth of
return, consistent with preservation    capital.
of capital and prudent investment
management.                             METLIFE GROWTH STRATEGY PORTFOLIO

PIMCO LOW DURATION PORTFOLIO            INVESTMENT OBJECTIVE: The MetLife Growth
                                        Strategy Portfolio seeks to provide
INVESTMENT OBJECTIVE: The PIMCO Low     growth of capital.
Duration Portfolio seeks maximum
total return, consistent with           METLIFE AGGRESSIVE STRATEGY PORTFOLIO
preservation of capital and prudent
investment management.                  INVESTMENT OBJECTIVE: The MetLife
                                        Aggressive Strategy Portfolio seeks
PUTNAM VARIABLE TRUST (CLASS IB)        growth of capital.

Putnam Variable Trust is a mutual       MET INVESTORS SERIES TRUST -- AMERICAN
fund with multiple portfolios. Putnam   FUNDS(R) ASSET ALLOCATION PORTFOLIOS
Investment Management, LLC is the       (CLASS C)
investment adviser to each portfolio.
The following Class IB portfolio is     In addition to the Met Investors Series
available under the contract:           Trust portfolios listed above, the
                                        following Class C portfolios managed by
PUTNAM VT MULTI-CAP GROWTH FUND         MetLife Advisers, LLC are also available
                                        under the contract:
INVESTMENT OBJECTIVE: The Putnam VT
Multi-Cap Growth Fund seeks long-term   AMERICAN FUNDS(R) MODERATE ALLOCATION
capital appreciation.                   PORTFOLIO

MET INVESTORS SERIES TRUST -- METLIFE   INVESTMENT OBJECTIVE: The American
ASSET ALLOCATION PROGRAM (CLASS B)      Funds(R) Moderate Allocation Portfolio
                                        seeks a high total return in the form of
In addition to the Met Investors        income and growth of capital, with a
Series Trust Portfolios listed above,   greater emphasis on income.
the following Class B portfolios
managed by MetLife Advisers, LLC are    AMERICAN FUNDS(R) BALANCED ALLOCATION
available under the contract:           PORTFOLIO

METLIFE DEFENSIVE STRATEGY PORTFOLIO    INVESTMENT OBJECTIVE: The American
                                        Funds(R) Balanced Allocation Portfolio
INVESTMENT OBJECTIVE: The MetLife       seeks a balance between a high level of
Defensive Strategy Portfolio seeks to   current income and growth of capital,
provide a high level of current         with a greater emphasis on growth of
income with growth of capital, a        capital.
secondary objective.

AMERICAN FUNDS(R) GROWTH ALLOCATION     SSGA GROWTH ETF PORTFOLIO
PORTFOLIO
                                        SUBADVISER: SSgA Funds Management, Inc.
INVESTMENT OBJECTIVE: The American
Funds(R) Growth Allocation Portfolio    INVESTMENT OBJECTIVE: The SSgA Growth
seeks growth of capital.                ETF Portfolio seeks growth of capital.

MET INVESTORS SERIES TRUST -- SSGA
ETF PORTFOLIOS (CLASS B)

In addition to the Met Investors
Series Trust portfolios listed above,
the following Class B portfolios
managed by MetLife Advisers, LLC are
also available under the contract:

SSGA GROWTH AND INCOME ETF PORTFOLIO

SUBADVISER: SSgA Funds Management,
Inc.

INVESTMENT OBJECTIVE: The SSgA Growth
and Income ETF Portfolio seeks growth
of capital and income.

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2011
                                       TO
              PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class A and B variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

1. HIGHLIGHTS

In "HIGHLIGHTS" section of the prospectus, replace the "Non-Natural Persons As Owners" paragraph with the following:

     NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.

     NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a beneficiary under the contract will generally eliminate the beneficiary's ability to stretch the contract or a spousal beneficiary's ability to continue the contract and the living and/or death benefits.

2. FEE TABLES AND EXAMPLES

In "FEE TABLES AND EXAMPLES" section of the prospectus, under "Separate Account Annual Expenses," add the following footnote to the Mortality and Expense
Charge:

* We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A); and the amount, if any, equal to the underlying fund expenses that are in excess of

                                                                  SUPP-MOCAAB511

     0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B).

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "American Funds Insurance Series (Class 2)" through "Met Investors Series Trust - MetLife Asset Allocation Program (Class B)" with the following:

     AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

          American Funds Global Growth Fund
          American Funds Global Small Capitalization Fund
          American Funds Growth Fund

     MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

     Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:

          BlackRock High Yield Portfolio
          BlackRock Large Cap Core Portfolio
          Clarion Global Real Estate Portfolio
          Dreman Small Cap Value Portfolio
          Lazard Mid Cap Portfolio
          Legg Mason ClearBridge Aggressive Growth Portfolio
          Lord Abbett Bond Debenture Portfolio
          Lord Abbett Mid Cap Value Portfolio
          Met/Franklin Low Duration Total Return Portfolio
          Met/Franklin Mutual Shares Portfolio
          Met/Templeton Growth Portfolio
          MFS(R) Emerging Markets Equity Portfolio
          MFS(R) Research International Portfolio
          Morgan Stanley Mid Cap Growth Portfolio
          Oppenheimer Capital Appreciation Portfolio
          PIMCO Inflation Protected Bond Portfolio
          PIMCO Total Return Portfolio
          Pioneer Fund Portfolio (Class A)
          Pioneer Strategic Income Portfolio (Class A)

          T. Rowe Price Large Cap Value Portfolio
               (formerly Lord Abbett Growth and Income Portfolio)
          Van Kampen Comstock Portfolio

     METROPOLITAN SERIES FUND, INC.

     Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          BlackRock Bond Income Portfolio (Class B)
          BlackRock Legacy Large Cap Growth Portfolio (Class A)
          BlackRock Money Market Portfolio (Class B)
          Davis Venture Value Portfolio (Class E)
          Loomis Sayles Small Cap Growth Portfolio (Class B)
          Met/Dimensional International Small Company Portfolio (Class B) MFS(R) Total Return Portfolio (Class B)
          MFS(R) Value Portfolio (Class B)
          Oppenheimer Global Equity Portfolio (Class B)

     MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

          MetLife Defensive Strategy Portfolio
          MetLife Moderate Strategy Portfolio
          MetLife Balanced Strategy Portfolio
          MetLife Growth Strategy Portfolio
          MetLife Aggressive Strategy Portfolio

     MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:

          Met/Franklin Templeton Founding Strategy Portfolio

     MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

          SSgA Growth and Income ETF Portfolio
          SSgA Growth ETF Portfolio

In the "Dollar Cost Averaging Programs" section, add the following to the end of the second paragraph:

     We will terminate your participation in a dollar cost averaging program when we receive notification of your death in good order.

In the "Automatic Rebalancing Program" section, add the following to the end of the fourth paragraph:

     We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death in good order.

4. EXPENSES

In the Class B prospectus, in the "EXPENSES" section, under "Withdrawal Charge," add the following as the last sentence before the "Free Withdrawal Amount" heading:

     A withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

Replace the last two paragraphs under the "Free Withdrawal Amount" heading with the following:

     We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.

     NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.

5. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under the "Annuity Options" heading, add the following as the third-to-last paragraph:

     Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor annuity options (or income types) and may also prohibit payments for as long as the owner's life in certain circumstances.

6. ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section, under the "Systematic Withdrawal Program" heading, add the following as the second paragraph:

     We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death in good order.

7. DEATH BENEFIT

In the "DEATH BENEFIT" section, under the "Upon Your Death" heading, add the following as the last paragraph:

     If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.

8. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, under the "Annuity Payments" heading, add the following as the last paragraph:

     Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

9. APPENDIX A

At the end of APPENDIX A, replace the first paragraph of the "Discontinued Investment Portfolios" section with the following:

     DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance
     Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1, 2004); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004)

     (formerly Lord Abbett Growth and Income Portfolio); (d) Metropolitan Series Fund, Inc.: Artio International Stock Portfolio (formerly Julius Baer International Stock Portfolio and previously FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and Jennison Growth Portfolio (closed effective May 1, 2005); (e) Putnam Variable Trust (Class IB): Putnam VT Equity Income Fund (closed effective April 28, 2008).

Add the following to the end of the "Discontinued Investment Portfolios" section:

     Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
     Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28, 2008) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).

     Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).

10. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

11. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                Telephone: (800) 709-2811
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                                 NET
                                                                            ACQUIRED    TOTAL    CONTRACTUAL    TOTAL
                                                                              FUND      ANNUAL     EXPENSE      ANNUAL
                                       MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                          FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                       ----------  -------------  --------  --------  ---------  -----------  ---------
AMERICAN FUNDS INSURANCE SERIES(R)
   American Funds Global Growth
      Fund                                0.53%        0.25%        0.03%     0.00%     0.81%       0.00%       0.81%
   American Funds Global Small
      Capitalization Fund                 0.71%        0.25%        0.04%     0.00%     1.00%       0.00%       1.00%
   American Funds Growth Fund             0.32%        0.25%        0.02%     0.00%     0.59%       0.00%       0.59%
MET INVESTORS SERIES TRUST
   BlackRock High Yield Portfolio         0.60%        0.25%        0.05%     0.00%     0.90%       0.00%       0.90%
   BlackRock Large Cap Core
      Portfolio                           0.59%        0.25%        0.05%     0.00%     0.89%       0.00%       0.89%
   Clarion Global Real Estate
      Portfolio                           0.62%        0.25%        0.07%     0.00%     0.94%       0.00%       0.94%
   Dreman Small Cap Value Portfolio       0.79%        0.25%        0.08%     0.00%     1.12%       0.00%       1.12%
   Lazard Mid Cap Portfolio               0.69%        0.25%        0.04%     0.00%     0.98%       0.00%       0.98%
   Legg Mason ClearBridge
      Aggressive Growth Portfolio         0.64%        0.25%        0.04%     0.00%     0.93%       0.00%       0.93%
   Lord Abbett Bond Debenture
      Portfolio                           0.50%        0.25%        0.03%     0.00%     0.78%       0.00%       0.78%
   Lord Abbett Mid Cap Value
      Portfolio                           0.68%        0.25%        0.07%     0.00%     1.00%       0.00%       1.00%
   Met/Franklin Low Duration Total
      Return Portfolio                    0.51%        0.25%        0.14%     0.00%     0.90%       0.03%       0.87%
   Met/Franklin Mutual Shares
      Portfolio                           0.80%        0.25%        0.08%     0.00%     1.13%       0.00%       1.13%
   Met/Templeton Growth Portfolio         0.69%        0.25%        0.13%     0.00%     1.07%       0.02%       1.05%
   MFS(R) Emerging Markets Equity
      Portfolio                           0.94%        0.25%        0.18%     0.00%     1.37%       0.00%       1.37%
   MFS(R) Research International
      Portfolio                           0.69%        0.25%        0.09%     0.00%     1.03%       0.03%       1.00%
   Morgan Stanley Mid Cap Growth
      Portfolio                           0.66%        0.25%        0.14%     0.00%     1.05%       0.02%       1.03%
   Oppenheimer Capital
      Appreciation Portfolio              0.60%        0.25%        0.06%     0.00%     0.91%       0.00%       0.91%
   PIMCO Inflation Protected Bond
      Portfolio                           0.47%        0.25%        0.04%     0.00%     0.76%       0.00%       0.76%
   PIMCO Total Return Portfolio           0.48%        0.25%        0.03%     0.00%     0.76%       0.00%       0.76%
   Pioneer Fund Portfolio                 0.64%        0.00%        0.05%     0.00%     0.69%       0.02%       0.67%
   Pioneer Strategic Income
      Portfolio                           0.59%        0.00%        0.08%     0.00%     0.67%       0.00%       0.67%
   T. Rowe Price Large Cap Value
      Portfolio(1)                        0.57%        0.25%        0.02%     0.00%     0.84%       0.00%       0.84%
   Van Kampen Comstock Portfolio          0.60%        0.25%        0.04%     0.00%     0.89%       0.00%       0.89%
METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income Portfolio        0.37%        0.25%        0.03%     0.00%     0.65%       0.03%       0.62%
   BlackRock Legacy Large Cap
      Growth Portfolio                    0.73%        0.00%        0.04%     0.00%     0.77%       0.02%       0.75%
   BlackRock Money Market Portfolio       0.32%        0.25%        0.02%     0.00%     0.59%       0.01%       0.58%
   Davis Venture Value Portfolio          0.70%        0.15%        0.03%     0.00%     0.88%       0.05%       0.83%
   Loomis Sayles Small Cap Growth
      Portfolio                           0.90%        0.25%        0.17%     0.00%     1.32%       0.05%       1.27%
   Met/Dimensional International
      Small Company Portfolio             0.81%        0.25%        0.20%     0.00%     1.26%       0.00%       1.26%
   MFS(R) Total Return Portfolio          0.54%        0.25%        0.04%     0.00%     0.83%       0.00%       0.83%
   MFS(R) Value Portfolio                 0.71%        0.25%        0.02%     0.00%     0.98%       0.11%       0.87%
   Oppenheimer Global Equity
      Portfolio                           0.53%        0.25%        0.08%     0.00%     0.86%       0.00%       0.86%

                                                                                                                 NET
                                                                            ACQUIRED    TOTAL    CONTRACTUAL    TOTAL
                                                                              FUND      ANNUAL     EXPENSE      ANNUAL
                                       MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                          FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                       ----------  -------------  --------  --------  ---------  -----------  ---------
MET INVESTORS SERIES TRUST -- METLIFE
   ASSET ALLOCATION PROGRAM
   MetLife Defensive Strategy
      Portfolio                           0.07%        0.25%        0.01%     0.58%     0.91%       0.00%       0.91%
   MetLife Moderate Strategy
      Portfolio                           0.06%        0.25%        0.00%     0.62%     0.93%       0.00%       0.93%
   MetLife Balanced Strategy
      Portfolio                           0.05%        0.25%        0.01%     0.66%     0.97%       0.00%       0.97%
   MetLife Growth Strategy
      Portfolio                           0.06%        0.25%        0.00%     0.74%     1.05%       0.00%       1.05%
   MetLife Aggressive Strategy
      Portfolio                           0.09%        0.25%        0.02%     0.74%     1.10%       0.01%       1.09%
MET INVESTORS SERIES TRUST --
   FRANKLIN TEMPLETON ASSET
   ALLOCATION PORTFOLIO
   Met/Franklin Templeton
      Founding Strategy Portfolio         0.05%        0.25%        0.02%     0.81%     1.13%       0.02%       1.11%
MET INVESTORS SERIES TRUST -- SSGA
   ETF PORTFOLIOS
   SSgA Growth and Income ETF
      Portfolio                           0.31%        0.25%        0.02%     0.28%     0.86%       0.00%       0.86%
   SSgA Growth ETF Portfolio              0.33%        0.25%        0.03%     0.27%     0.88%       0.00%       0.88%

(1) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2011, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2012 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2010.

Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the investment portfolio prospectus for more information.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES(R)      CLARION GLOBAL REAL ESTATE PORTFOLIO
(CLASS 2)
                                        SUBADVISER: ING Clarion Real Estate
American Funds Insurance Series(R) is   Securities LLC
a trust with multiple portfolios.
Capital Research and Management         INVESTMENT OBJECTIVE: The Clarion Global
Company is the investment adviser to    Real Estate Portfolio seeks total return
each portfolio. The following Class 2   through investment in real estate
portfolios are available under the      securities, emphasizing both capital
contract:                               appreciation and current income.

AMERICAN FUNDS GLOBAL GROWTH FUND       DREMAN SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: The American      SUBADVISER: Dreman Value Management, LLC
Funds Global Growth Fund seeks
long-term growth of capital.            INVESTMENT OBJECTIVE: The Dreman Small
                                        Cap Value Portfolio seeks capital
AMERICAN FUNDS GLOBAL SMALL             appreciation.
CAPITALIZATION FUND
                                        LAZARD MID CAP PORTFOLIO
INVESTMENT OBJECTIVE: The American
Funds Global Small Capitalization       SUBADVISER: Lazard Asset Management LLC
Fund seeks long-term growth of
capital.                                INVESTMENT OBJECTIVE: The Lazard Mid Cap
                                        Portfolio seeks long-term growth of
AMERICAN FUNDS GROWTH FUND              capital.

INVESTMENT OBJECTIVE: The American      LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
Funds Growth Fund seeks growth of       PORTFOLIO
capital.
                                        SUBADVISER: ClearBridge Advisors, LLC
MET INVESTORS SERIES TRUST (CLASS B
OR, AS NOTED, CLASS A)                  INVESTMENT OBJECTIVE: The Legg Mason
                                        ClearBridge Aggressive Growth Portfolio
Met Investors Series Trust is managed   seeks capital appreciation.
by MetLife Advisers, LLC, which is an
affiliate of MetLife Investors. Met     LORD ABBETT BOND DEBENTURE PORTFOLIO
Investors Series Trust is a mutual
fund with multiple portfolios. The      SUBADVISER: Lord, Abbett & Co. LLC
following Class B or, as noted, Class
A portfolios are available under the    INVESTMENT OBJECTIVE: The Lord Abbett
contract:                               Bond Debenture Portfolio seeks high
                                        current income and the opportunity for
BLACKROCK HIGH YIELD PORTFOLIO          capital appreciation to produce a high
                                        total return.
SUBADVISER: BlackRock Financial
Management, Inc.                        LORD ABBETT MID CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: The BlackRock     SUBADVISER: Lord, Abbett & Co. LLC
High Yield Portfolio seeks to
maximize total return, consistent       INVESTMENT OBJECTIVE: The Lord Abbett
with income generation and prudent      Mid Cap Value Portfolio seeks capital
investment management.                  appreciation through investments,
                                        primarily in equity securities, which
BLACKROCK LARGE CAP CORE PORTFOLIO      are believed to be undervalued in the
                                        marketplace.
SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock
Large Cap Core Portfolio seeks
long-term capital growth.

MET/FRANKLIN LOW DURATION TOTAL         PIMCO TOTAL RETURN PORTFOLIO
RETURN PORTFOLIO
                                        SUBADVISER: Pacific Investment
SUBADVISER: Franklin Advisers, Inc.     Management Company LLC

INVESTMENT OBJECTIVE: The               INVESTMENT OBJECTIVE: The PIMCO Total
Met/Franklin Low Duration Total         Return Portfolio seeks maximum total
Return Portfolio seeks a high level     return, consistent with the preservation
of current income, while seeking        of capital and prudent investment
preservation of shareholders'           management.
capital.
                                        PIONEER FUND PORTFOLIO (CLASS A)
MET/FRANKLIN MUTUAL SHARES PORTFOLIO
                                        SUBADVISER: Pioneer Investment
SUBADVISER: Franklin Mutual Advisers,   Management, Inc.
LLC
                                        INVESTMENT OBJECTIVE: The Pioneer Fund
INVESTMENT OBJECTIVE: The               Portfolio seeks reasonable income and
Met/Franklin Mutual Shares Portfolio    capital growth.
seeks capital appreciation, which may
occasionally be short-term. The         PIONEER STRATEGIC INCOME PORTFOLIO
portfolio's secondary investment        (CLASS A)
objective is income.
                                        SUBADVISER: Pioneer Investment
MET/TEMPLETON GROWTH PORTFOLIO          Management, Inc.

SUBADVISER: Templeton Global Advisors   INVESTMENT OBJECTIVE: The Pioneer
Limited                                 Strategic Income Portfolio seeks a high
                                        level of current income.
INVESTMENT OBJECTIVE: The
Met/Templeton Growth Portfolio seeks    T. ROWE PRICE LARGE CAP VALUE PORTFOLIO
long-term capital growth.               (formerly Lord Abbett Growth and Income
                                        Portfolio)
MFS(R) EMERGING MARKETS EQUITY
PORTFOLIO                               SUBADVISER: T. Rowe Price Associates,
                                        Inc. (formerly Lord, Abbett & Co. LLC)
SUBADVISER: Massachusetts Financial
Services Company                        INVESTMENT OBJECTIVE: The T. Rowe Price
                                        Large Cap Value Portfolio seeks
INVESTMENT OBJECTIVE: The MFS(R)        long-term capital appreciation by
Emerging Markets EquitY Portfolio       investing in common stocks believed to
seeks capital appreciation.             be undervalued. Income is a secondary
                                        objective.
MFS(R) RESEARCH INTERNATIONAL
PORTFOLIO                               VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Massachusetts Financial     SUBADVISER: Invesco Advisers, Inc.
Services Company
                                        INVESTMENT OBJECTIVE: The Van Kampen
INVESTMENT OBJECTIVE: The MFS(R)        Comstock Portfolio seeks capital growth
Research International Portfolio        and income.
seeks capital appreciation.
                                        METROPOLITAN SERIES FUND, INC.
MORGAN STANLEY MID CAP GROWTH
PORTFOLIO (CLASS B)                     Metropolitan Series Fund, Inc. is a
                                        mutual fund with multiple portfolios.
SUBADVISER: Morgan Stanley Investment   MetLife Advisers, LLC is the investment
Management Inc.                         adviser to the portfolios. The following
                                        portfolios are available under the
INVESTMENT OBJECTIVE: The Morgan        contract:
Stanley Mid Cap Growth Portfolio
seeks capital appreciation.             BLACKROCK BOND INCOME PORTFOLIO (CLASS
                                        B)
OPPENHEIMER CAPITAL APPRECIATION
PORTFOLIO                               SUBADVISER: BlackRock Advisors, LLC

SUBADVISER: OppenheimerFunds, Inc.      INVESTMENT OBJECTIVE: The BlackRock Bond
                                        Income Portfolio seeks a competitive
INVESTMENT OBJECTIVE: The Oppenheimer   total return primarily from investing in
Capital Appreciation Portfolio seeks    fixed-income securities.
capital appreciation.

PIMCO INFLATION PROTECTED BOND
PORTFOLIO

SUBADVISER: Pacific Investment
Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO
Inflation Protected Bond Portfolio
seeks maximum real return, consistent
with preservation of capital and
prudent investment management.

BLACKROCK LEGACY LARGE CAP GROWTH       MFS(R) TOTAL RETURN PORTFOLIO (CLASS B)
PORTFOLIO (CLASS A)
                                        SUBADVISER: Massachusetts Financial
SUBADVISER: BlackRock Advisors, LLC     Services Company

INVESTMENT OBJECTIVE: The BlackRock     INVESTMENT OBJECTIVE: The MFS(R) Total
Legacy Large Cap Growth Portfolio       Return Portfolio seeks a favorable total
seeks long-term growth of capital.      return through investment in a
                                        diversified portfolio.
BLACKROCK MONEY MARKET PORTFOLIO
(CLASS B)                               MFS(R) VALUE PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC     SUBADVISER: Massachusetts Financial
                                        Services Company
INVESTMENT OBJECTIVE: The BlackRock
Money Market Portfolio seeks a high     INVESTMENT OBJECTIVE: The MFS(R) Value
level of current income consistent      Portfolio seeks capital appreciation.
with preservation of capital.
                                        OPPENHEIMER GLOBAL EQUITY PORTFOLIO
An investment in the BlackRock Money    (CLASS B)
Market Portfolio is not insured or
guaranteed by the Federal Deposit       SUBADVISER: OppenheimerFunds, Inc.
Insurance Company or any other
government agency. Although the         INVESTMENT OBJECTIVE: The Oppenheimer
BlackRock Money Market Portfolio        Global Equity Portfolio seeks capital
seeks to preserve the value of your     appreciation.
investment at $100 per share, it is
possible to lose money by investing     MET INVESTORS SERIES TRUST -- METLIFE
in the BlackRock Money Market           ASSET ALLOCATION PROGRAM (CLASS B)
Portfolio.
                                        In addition to the Met Investors Series
During extended periods of low          Trust Portfolios listed above, the
interest rates, the yields of the       following Class B portfolios managed by
BlackRock Money Market Portfolio may    MetLife Advisers, LLC are available
become extremely low and possibly       under the contract:
negative.
                                        METLIFE DEFENSIVE STRATEGY PORTFOLIO
DAVIS VENTURE VALUE PORTFOLIO (CLASS
E)                                      INVESTMENT OBJECTIVE: The MetLife
                                        Defensive Strategy Portfolio seeks to
SUBADVISER: Davis Selected Advisers,    provide a high level of current income
L.P. Davis Selected Advisers, L.P.      with growth of capital, a secondary
may delegate any of its                 objective.
responsibilities to Davis Selected
Advisers -- NY, Inc., a wholly-owned    METLIFE MODERATE STRATEGY PORTFOLIO
subsidiary.
                                        INVESTMENT OBJECTIVE: The MetLife
INVESTMENT OBJECTIVE: The Davis         Moderate Strategy Portfolio seeks to
Venture Value Portfolio seeks growth    provide a high total return in the form
of capital.                             of income and growth of capital, with a
                                        greater emphasis on income.
LOOMIS SAYLES SMALL CAP GROWTH
PORTFOLIO (CLASS B)                     METLIFE BALANCED STRATEGY PORTFOLIO

SUBADVISER: Loomis, Sayles & Company,   INVESTMENT OBJECTIVE: The MetLife
L.P.                                    Balanced Strategy Portfolio seeks to
                                        provide a balance between a high level
INVESTMENT OBJECTIVE: The Loomis        of current income and growth of capital
Sayles Small Cap Growth Portfolio       with a greater emphasis on growth of
seeks long-term capital growth.         capital.

MET/DIMENSIONAL INTERNATIONAL SMALL     METLIFE GROWTH STRATEGY PORTFOLIO
COMPANY PORTFOLIO (CLASS B)
                                        INVESTMENT OBJECTIVE: The MetLife Growth
SUBADVISER: Dimensional Fund Advisors   Strategy Portfolio seeks to provide
LP                                      growth of capital.

INVESTMENT OBJECTIVE: The
Met/Dimensional International Small
Company Portfolio seeks long-term
capital appreciation.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO   SSGA GROWTH AND INCOME ETF PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife       SUBADVISER: SSgA Funds Management, Inc.
Aggressive Strategy Portfolio seeks
growth of capital.                      INVESTMENT OBJECTIVE: The SSgA Growth
                                        and Income ETF Portfolio seeks growth of
MET INVESTORS SERIES TRUST --           capital and income.
FRANKLIN TEMPLETON ASSET ALLOCATION
PORTFOLIO (CLASS B)                     SSGA GROWTH ETF PORTFOLIO

In addition to the Met Investors        SUBADVISER: SSgA Funds Management, Inc.
Series Trust portfolios listed above,
the following Class B portfolio         INVESTMENT OBJECTIVE: The SSgA Growth
managed by MetLife Advisers, LLC is     ETF Portfolio seeks growth of capital.
also available under the contract:

MET/FRANKLIN TEMPLETON FOUNDING
STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The
Met/Franklin Templeton Founding
Strategy Portfolio seeks capital
appreciation and secondarily seeks
income.

MET INVESTORS SERIES TRUST -- SSGA
ETF PORTFOLIOS (CLASS B)

In addition to the Met Investors
Series Trust portfolios listed above,
the following Class B portfolios
managed by MetLife Advisers, LLC are
also available under the contract: